Financial Assets and Financial Liabilities - Schedule of Other Current Assets (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Current Assets [Abstract]
Prepayments	$ 442,800	$ 86,798
Term deposits	3,036,278
Other current assets	7,666	10,043
Total Current Assets	$ 3,486,744	$ 96,841